EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES - Narrative (Details) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 30, 2022 shares
Number of classes of units	1
Par value per share (in USD per share) | $ / shares	$ 17.23
Distributions to exchangeable shareholders | $	$ 9
Exchangeable Shares
Shares exchanged to LP Units	622
Class B shares
Number of classes of units	1
Class B shares | Exchangeable Shares
Shares exchanged to LP Units	622	50,825